Fair Value Measurements - Assets at Fair Value (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments at fair value	$ 1,654,305	$ 1,398,411
Level 1
Fair Value Measurements
Total investments at fair value	854,526	719,007
Mutual funds
Fair Value Measurements
Total investments at fair value		608,843
Mutual funds | Fair value
Fair Value Measurements
Total investments at fair value	703,887	608,843
Mutual funds | Level 1
Fair Value Measurements
Total investments at fair value	703,887
Self-directed brokerage accounts
Fair Value Measurements
Total investments at fair value		102,253
Self-directed brokerage accounts | Fair value
Fair Value Measurements
Total investments at fair value	136,688	102,253
Self-directed brokerage accounts | Level 1
Fair Value Measurements
Total investments at fair value	136,688
Cash and cash equivalents
Fair Value Measurements
Total investments at fair value		7,911
Cash and cash equivalents | Fair value
Fair Value Measurements
Total investments at fair value	13,951	7,911
Cash and cash equivalents | Level 1
Fair Value Measurements
Total investments at fair value	13,951
Common/collective trusts | Net asset value per unit
Fair Value Measurements
Total investments at fair value	696,824	571,991
Stable value fund | Net asset value per unit
Fair Value Measurements
Total investments at fair value	54,343	62,108
Common stock fund | Net asset value per unit
Fair Value Measurements
Total investments at fair value	$ 48,612	$ 45,305